Investment Strategy	May 31, 2026
MFS Aggressive Growth Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund is designed to provide diversification among different asset classes by investing its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s investment adviser), referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, currently real estate and commodities (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”).

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds, including emerging market underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic (potentially including emerging market), interest rate, and credit exposure as potential investments for the fund, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

As of September 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	100%
Bond Funds and Money Market Fund	0%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of September 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	99.8%
U.S. Equity Funds	58.5%
International Equity Funds	30.5%
Non-Traditional Funds	10.8%
Bond Funds and Money Market Fund	0.3%
Bond Funds	0.0%
Money Market Fund	0.3%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

MFS Blended Research Growth Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund's investment adviser) seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Growth Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities of growth companies. MFS defines growth companies as companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected earnings, sales, or free cash flow growth rates compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the growth potential of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), an issuer’s research and development expenses relative to sales, and whether an issuer is raising capital to grow, fund, or expand its business. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

The fund is a non-diversified fund. This means that MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers, which takes into account factors such as an issuer’s financial condition and market, economic, political, and regulatory conditions, to determine a fundamental rating for an issuer. MFS uses quantitative analysis to systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, in determining a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating.

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Growth Index. Tracking error generally measures how the differences between the fund's returns and the Russell 1000® Growth Index's returns have varied over a period of time.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	MFS defines growth companies as companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected earnings, sales, or free cash flow growth rates compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the growth potential of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), an issuer’s research and development expenses relative to sales, and whether an issuer is raising capital to grow, fund, or expand its business. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	MFS defines growth companies as companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected earnings, sales, or free cash flow growth rates compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the growth potential of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), an issuer’s research and development expenses relative to sales, and whether an issuer is raising capital to grow, fund, or expand its business. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	MFS normally invests at least 80% of the fund’s net assets in equity securities of growth companies.
MFS Blended Research Small Cap Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 2000® Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with small market capitalizations. MFS defines small market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell 2000® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a small capitalization company by an independent third party financial data provider. The maximum market capitalization of companies considered to have small capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, August 31, 2026, the range of the market capitalizations of the issuers in the Russell 2000® Index was between approximately $6.4 million and $12.3 billion, and the fund's average weighted market capitalization as of that date was $5.1 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers, which takes into account factors such as an issuer’s financial condition and market, economic, political, and regulatory conditions, to determine a fundamental rating for an issuer. MFS uses quantitative analysis to systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, in determining a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating.

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell 2000® Index. Tracking error generally measures how the differences between the fund's returns and the Russell 2000® Index's returns have varied over a period of time.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	MFS defines small market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell 2000® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a small capitalization company by an independent third party financial data provider. The maximum market capitalization of companies considered to have small capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, August 31, 2026, the range of the market capitalizations of the issuers in the Russell 2000® Index was between approximately $6.4 million and $12.3 billion, and the fund's average weighted market capitalization as of that date was $5.1 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	MFS defines small market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell 2000® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a small capitalization company by an independent third party financial data provider. The maximum market capitalization of companies considered to have small capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, August 31, 2026, the range of the market capitalizations of the issuers in the Russell 2000® Index was between approximately $6.4 million and $12.3 billion, and the fund's average weighted market capitalization as of that date was $5.1 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with small market capitalizations.
MFS Blended Research Mid Cap Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund's investment adviser) seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell Midcap® Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with medium market capitalizations. MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of August 31, 2026, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $2.0 billion and $114.9 billion, and the fund's average weighted market capitalization as of that date was $28.1 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers, which takes into account factors such as an issuer’s financial condition and market, economic, political, and regulatory conditions, to determine a fundamental rating for an issuer. MFS uses quantitative analysis to systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, in determining a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating.

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 3% compared to the Russell Midcap® Index. Tracking error generally measures how the differences between the fund's returns and the Russell Midcap® Index's returns have varied over a period of time.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of August 31, 2026, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $2.0 billion and $114.9 billion, and the fund's average weighted market capitalization as of that date was $28.1 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	MFS defines medium market capitalization companies as issuers that (i) have market capitalizations within the capitalization range of the Russell Midcap® Index over the past 12 months based on the current composition of the index and/or are (ii) classified as a medium capitalization company by an independent third party financial data provider. The market capitalization range of companies considered to have medium capitalizations based on the above criteria will change over time depending on market conditions. For illustrative purposes, as of August 31, 2026, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $2.0 billion and $114.9 billion, and the fund's average weighted market capitalization as of that date was $28.1 billion. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	MFS normally invests at least 80% of the fund’s net assets in equity securities of issuers with medium market capitalizations.
MFS Blended Research Value Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund's investment adviser) seeks to achieve the fund's objective by actively identifying potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments while managing various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to the Russell 1000® Value Index.

MFS normally invests at least 80% of the fund’s net assets in equity securities of value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as historical and/or projected price-to-book, price-to-earnings, and price-to-cash flow ratios, enterprise value (the total value of the issuer’s outstanding equity and debt) relative to earnings, and free cash flow yield compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the relative value of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), and capital allocation discipline. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

While MFS may invest the fund’s assets in securities of companies of any size, MFS primarily invests in securities of companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers, which takes into account factors such as an issuer’s financial condition and market, economic, political, and regulatory conditions, to determine a fundamental rating for an issuer. MFS uses quantitative analysis to systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors, in determining a quantitative rating for an issuer. MFS combines the fundamental rating with the quantitative rating to create a blended rating for an issuer. When the fundamental rating is not available, MFS treats the issuer as having a neutral fundamental rating.

MFS constructs the portfolio using a portfolio optimization process that considers the blended rating, as well as issuer, industry, and sector weightings, market capitalization, volatility, and other factors. The portfolio managers have the discretion to adjust the inputs and parameters used in the optimization process and the fund's portfolio holdings based on factors such as the desired portfolio characteristics and the portfolio managers’ qualitative assessment of the optimization results. MFS' goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Russell 1000® Value Index. Tracking error generally measures how the differences between the fund's returns and the Russell 1000® Value Index's returns have varied over a period of time.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as historical and/or projected price-to-book, price-to-earnings, and price-to-cash flow ratios, enterprise value (the total value of the issuer’s outstanding equity and debt) relative to earnings, and free cash flow yield compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the relative value of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), and capital allocation discipline. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as historical and/or projected price-to-book, price-to-earnings, and price-to-cash flow ratios, enterprise value (the total value of the issuer’s outstanding equity and debt) relative to earnings, and free cash flow yield compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the relative value of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), and capital allocation discipline. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures. Equity securities include common stocks, depositary receipts, equity interests in real estate investment trusts (REITs), and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	MFS normally invests at least 80% of the fund’s net assets in equity securities of value companies.
MFS Conservative Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund is designed to provide diversification among different asset classes by investing its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s investment adviser), referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, currently real estate and commodities (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”).

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds, including emerging market underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic (potentially including emerging market), interest rate, and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

As of September 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	40%
Bond Funds and Money Market Fund	60%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of September 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	39.8%
U.S. Equity Funds	26.5%
International Equity Funds	8.5%
Non-Traditional Funds	4.8%
Bond Funds and Money Market Fund	60.3%
Bond Funds	60.0%
Money Market Fund	0.3%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

MFS Emerging Markets Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries. Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS may also invest the fund’s assets in equity securities of issuers that are not tied economically to emerging market countries.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS may invest a significant percentage of the fund’s assets in a single issuer or a small number of issuers.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Emerging markets are countries determined to have emerging market economies based on factors that demonstrate the country's financial and capital markets are in the development phase, including whether a particular country has a low- to middle-income economy according to the International Bank for Reconstruction and Development (the World Bank), the country’s designation by the International Monetary Fund as an emerging market, or the country's inclusion in an emerging market index. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in equity securities of issuers that are tied economically to emerging market countries.
MFS Growth Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund is designed to provide diversification among different asset classes by investing its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s investment adviser), referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, currently real estate and commodities (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”).

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds, including emerging market underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic (potentially including emerging market), interest rate, and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

As of September 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	80%
Bond Funds and Money Market Fund	20%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of September 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	79.8%
U.S. Equity Funds	50.5%
International Equity Funds	20.5%
Non-Traditional Funds	8.8%
Bond Funds and Money Market Fund	20.3%
Bond Funds	20.0%
Money Market Fund	0.3%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

MFS International Diversification Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund is designed to provide diversification within the international asset class by investing the majority of its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s investment adviser), referred to as underlying funds. The underlying funds are selected based on underlying fund classifications, historical risk, performance, and other factors. MFS seeks to diversify the fund's investments in terms of market capitalization (by including large, mid, and/or small cap underlying funds), by style (by including both growth and value underlying funds), and by geography (by including developed and emerging market underlying funds). MFS normally invests each underlying fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of an underlying fund's assets in issuers in a single industry, sector, country, or region.

As of September 1, 2026, the fund’s target allocation among underlying funds was:

MFS Emerging Markets Equity Fund	17.5%
MFS International Growth Fund	15%
MFS International Intrinsic Equity Fund[1]	15%
MFS International New Discovery Fund	10%
MFS International Value Fund[2]	15%
MFS Research International Fund	27.5%

[1] Effective April 30, 2026, the name of MFS International Intrinsic Value Fund changed to MFS International Intrinsic Equity Fund.

[2] Effective August 1, 2026, the name of MFS International Large Cap Value Fund changed to MFS International Value Fund.

MFS International Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in growth companies. MFS defines growth companies as companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected earnings, sales, or free cash flow growth rates compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the growth potential of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), an issuer’s research and development expenses relative to sales, and whether an issuer is raising capital to grow, fund, or expand its business. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Emerging market countries are countries with financial and capital markets in the development phase. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	MFS defines growth companies as companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected earnings, sales, or free cash flow growth rates compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the growth potential of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), an issuer’s research and development expenses relative to sales, and whether an issuer is raising capital to grow, fund, or expand its business. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	MFS defines growth companies as companies that MFS believes have above average earnings growth potential compared to other companies. MFS considers a number of factors when determining a company’s growth potential, including whether (i) the issuer is included in an index that is representative of growth companies; (ii) the issuer is classified as a growth company by an independent third party financial data provider; and/or (iii) the issuer exhibits the characteristics of a growth company, considering metrics such as historical and/or projected earnings, sales, or free cash flow growth rates compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the growth potential of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), an issuer’s research and development expenses relative to sales, and whether an issuer is raising capital to grow, fund, or expand its business. Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in growth companies.
MFS International Intrinsic Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS normally invests the fund’s assets primarily in foreign securities, including emerging market securities. Emerging market countries are countries with financial and capital markets in the development phase. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. In managing the fund, MFS assesses the intrinsic valuation of issuers by considering the full context of how a company's cash flows are generated. MFS focuses on companies it believes have conservative balance sheets, sustainable competitive advantages, high returns on capital, and/or the ability to weather economic downturns, among other factors. Many of the factors considered by MFS in assessing issuers are qualitative in nature and require subjective judgment and interpretation.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

While MFS may use derivatives for any investment purpose, to the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease currency exposure. Derivatives include futures, forward contracts, options, and swaps.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 80% of the fund’s net assets in equity securities.
MFS International Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in value companies. Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as historical and/or projected price-to-book, price-to-earnings, and price-to-cash flow ratios, enterprise value (the total value of the issuer’s outstanding equity and debt) relative to earnings, and free cash flow yield compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the relative value of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), and capital allocation discipline. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.

MFS normally invests the fund’s assets primarily in foreign equity securities, including emerging market equity securities. Emerging market countries are countries with financial and capital markets in the development phase. Emerging market countries include countries located in Latin America, Asia, Africa, the Middle East, and developing countries of Europe, primarily Eastern Europe. Equity securities include common stocks, depositary receipts, and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

MFS may invest the fund’s assets in securities of companies of any size.

MFS normally invests the fund's assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry, sector, country, or region.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as historical and/or projected price-to-book, price-to-earnings, and price-to-cash flow ratios, enterprise value (the total value of the issuer’s outstanding equity and debt) relative to earnings, and free cash flow yield compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the relative value of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), and capital allocation discipline. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Value companies are companies that MFS believes are undervalued compared to their perceived worth in the marketplace. MFS considers a number of factors when determining whether a company is undervalued, including whether (i) the issuer is included in an index which is representative of value companies; (ii) the issuer is classified as a value company by an independent third party financial data provider and/or (iii) the issuer exhibits the characteristics of a value company, considering metrics such as historical and/or projected price-to-book, price-to-earnings, and price-to-cash flow ratios, enterprise value (the total value of the issuer’s outstanding equity and debt) relative to earnings, and free cash flow yield compared to the applicable equity market and/or to issuers in the same sector or industry. In assessing the relative value of an issuer, MFS may also consider measures of financial quality, such as indicators of profitability (i.e., return on equity and return on invested capital), balance sheet strength (including leverage and interest coverage ratios), and capital allocation discipline. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets, or other financial measures.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in value companies.
MFS Managed Wealth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

MFS (Massachusetts Financial Services Company, the fund's investment adviser) seeks to achieve the fund’s objective by generating returns from (1) a strategic allocation to three MFS equity funds, referred to as underlying funds, and (2) a tactical asset allocation overlay primarily using derivative instruments to seek to decrease the volatility of the fund’s returns by reducing the fund’s exposure to the equity and/or currency markets as represented by the underlying funds and also to potentially expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure (e.g., high income debt instruments). In addition, MFS may use derivatives to seek to limit the fund’s exposure to certain extreme market events.

Derivatives include futures, forward contracts, options, and swaps.

It is expected that the fund will generally have lower volatility than that of the overall equity market.

The portfolio managers are responsible for selecting the underlying funds, determining the target strategic allocations to the underlying funds, and determining the fund's tactical allocation overlay.

Strategic Fund Allocation: The underlying funds are selected by the portfolio managers based on underlying fund classifications, historical risk, performance, and other factors. MFS expects the fund’s target allocation to be equally weighted among the following underlying funds: MFS Growth Fund, MFS International Equity Fund, and MFS Value Fund.

A portion of the fund's assets (approximately 10%-15%) will typically be held in cash, cash equivalents, and/or short-term government securities due to collateral requirements for the fund's investments in derivatives, purchase and redemption activity, and other short term cash needs.

Tactical Asset Allocation Overlay: MFS implements the tactical asset allocation overlay primarily through the use of derivative instruments based on the portfolio managers' assessment of the relative attractiveness of asset classes and markets. In seeking to reduce the fund's volatility, MFS decreases the fund’s exposure to the equity and/or currency markets represented by the underlying funds. In addition, MFS may expose the fund to asset classes and/or markets in which the underlying funds have little or no exposure (e.g., high income debt instruments or small cap equity securities) when the portfolio managers believe such asset classes or markets are relatively attractive.

After taking into account the tactical asset allocation overlay, the fund's total market exposure will normally be between 10% and 90% of the fund's assets. (The fund's total market exposure includes the fund's exposure to the equity market through investment in the underlying funds and exposure to any other markets through the tactical overlay.) When the portfolio managers' assessment of the relative attractiveness of asset classes and markets is neutral, the fund's exposure to the equity market is expected to be approximately 50% of the fund's assets.

After taking into account the tactical overlay, the fund may have significant exposure to issuers in a single sector, industry, country, or region.

MFS' tactical asset allocation process for the fund will typically make extensive use of derivatives.

In light of the fund’s principal investment strategies described above, MFS believes it is reasonable to measure the fund’s performance (net of fund expenses) over a full market cycle relative to the performance of (i) the ICE BofA 0-3 Month U.S. Treasury Bill Index plus 2% to 4% and (ii) the Standard & Poor's 500 Stock Index. MFS does not seek to achieve a specific rate of return in managing the fund and there is no assurance that the fund will outperform the ICE BofA 0-3 Month U.S. Treasury Bill Index or the Standard & Poor's 500 Stock Index over the long term or for any year or period of years.

MFS Moderate Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The fund is designed to provide diversification among different asset classes by investing its assets in other mutual funds advised by MFS (Massachusetts Financial Services Company, the fund’s investment adviser), referred to as underlying funds.

MFS selects the asset class allocations based on a strategic asset allocation process that takes into account a variety of factors, including historical risk and performance, projected performance, and other factors. MFS’ analyses of projected performance are primarily based on quantitative models using various inputs such as valuation metrics, growth rates, profitability, yields, and inflation. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of asset classes, and other factors in determining these allocations.

MFS employs the strategic asset allocation process described above to determine the amount of the fund's assets invested in (1) underlying funds that invest primarily in equity securities (“Equity Funds”) and underlying funds that provide exposure to less traditional asset classes, currently real estate and commodities (“Non-Traditional Funds”) and (2) underlying funds that invest primarily in debt instruments (“Bond Funds”) and an underlying fund that invests in cash and/or cash equivalents (“Money Market Fund”).

MFS selects the underlying funds within each asset class based on underlying fund classifications, historical risk, historical and projected performance of the represented asset classes, as well as other factors.

Within the Equity Fund allocation, MFS seeks to diversify by geography (by including domestic and international underlying funds, including emerging market underlying funds), in terms of market capitalization (by including large, mid, and small capitalization underlying funds), and by style (by including both growth and value underlying funds). A portion of the fund’s assets is also allocated to Non-Traditional Funds (i.e., asset classes less correlated to the overall equity and debt markets), which MFS believes provides further diversification benefits.

Within the Bond Fund allocation, MFS includes underlying funds with varying degrees of geographic (potentially including emerging market), interest rate, and credit exposure, including exposure to below investment grade quality debt instruments. A portion of the fund’s assets may also be allocated to the Money Market Fund.

MFS normally invests the underlying funds’ assets across different industries, sectors, countries, and regions, but MFS may invest a significant percentage of the underlying funds' assets in issuers in a single industry, sector, country, or region.

As of September 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	60%
Bond Funds and Money Market Fund	40%

All percentages are rounded to the nearest percent.

MFS may deviate from the long-term strategic allocations set forth above; however, any deviation from the long-term strategic allocation is not expected to be greater than plus or minus 10% under normal market conditions. Additionally, the fund’s allocation to Non-Traditional Funds will not typically exceed 20% of the fund’s assets.

As of September 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	59.8%
U.S. Equity Funds	39.5%
International Equity Funds	13.5%
Non-Traditional Funds	6.8%
Bond Funds and Money Market Fund	40.3%
Bond Funds	40.0%
Money Market Fund	0.3%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.